Financial Instruments - Summary of Margin over LIBOR Depending on Leverage Ration (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	4.17%	3.84%	3.85%
Greater than 5.00x [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	350.00%
Less than 5.00 Greater than 4.50 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	300.00%
Less than 4.50 Greater than 4.00 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	250.00%
Less than 4.00 Greater than 3.50 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	212.50%
Less than 3.50 Greater than 3.00 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	175.00%
Less than 3.00 Greater than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	150.00%
Less than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Applicable margin	125.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	3.75%
Top of range [member] | Greater than 5.00x [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	5.00%
Top of range [member] | Less than 5.00 Greater than 4.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	5.00%
Top of range [member] | Less than 4.50 Greater than 4.00 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	4.50%
Top of range [member] | Less than 4.00 Greater than 3.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	4.00%
Top of range [member] | Less than 3.50 Greater than 3.00 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	3.50%
Top of range [member] | Less than 3.00 Greater than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	3.00%
Bottom of range [member] | Less than 5.00 Greater than 4.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	4.50%
Bottom of range [member] | Less than 4.50 Greater than 4.00 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	4.00%
Bottom of range [member] | Less than 4.00 Greater than 3.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	3.50%
Bottom of range [member] | Less than 3.50 Greater than 3.00 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	3.00%
Bottom of range [member] | Less than 3.00 Greater than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	2.50%
Bottom of range [member] | Less than 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated leverage ratio	2.50%